Investments in and Advances to, and Transactions with Associated Companies (Investments in Associated Companies) (Details) (Associated Companies [Member], JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Associated Companies [Member]
Carrying amount	¥ 39,267	¥ 50,314
Market value	¥ 42,920	¥ 61,294